Stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of December 31, 2013, December 31, 2012 and December 31, 2011 and changes during the periods then ended are presented as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding , beginning of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Granted	-	-	770,727	33.77	-	-
Exercised	(111,986)	6.80	(93,044)	10.49	(225,845)	7.87
Forfeited/expired	(67,611)	33.72	(9,663)	33.36	(8,142)	4.84

Outstanding, end of period	816,450	$30.20	996,047	$27.78	328,027	$8.96

Options exercisable, end of period	305,506	$24.15	226,487	$8.06	311,360	$8.55

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
As at December 31, 2013, $2,409 of compensation cost related to stock option awards has yet to be recognized in results from operations and will be recognized over a weighted average period of  1.02 years.

Range of exercise prices (CDN $)			Number outstanding, December 31, 2013	Weighted average remaining contractual life	Weighted average exercise price (CDN$)	Number exercisable, December 31, 2013	Weighted average exercise price (CDN $)
$3.22	to	$3.47	5,504	0.5	$3.29	5,504	$3.29
4.24	to	4.27	21,900	0.7	4.27	21,900	4.27
9.10	to	11.11	79,237	1.0	10.79	79,237	10.79
14.90	to	16.5	16,903	1.9	15.69	16,903	15.69
29.76	to	33.83	692,906	3.0	33.8	181,962	33.78

$3.22	to	$33.83	816,450	2.7	$30.20	305,506	$24.15

Schedule of Performance Share Unit and Restricted Stock Unit Activity [Table Text Block]
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2013, December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2013		December 31, 2012		December 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19
Granted	742,140	$30.21	185,705	$35.99	269,292	$35.70
Exercised/Vested	(448,526)	$24.44	(337,228)	$19.34	(391,612)	$9.61
Forfeited/expired	(188,117)	$29.80	(4,300)	$19.67	(4,000)	$18.61

Outstanding, end of period	1,200,591	$23.68	1,095,094	$20.68	1,250,917	$18.04

Units outstanding and exercisable, end of period	224,638	$11.20	262,615	$8.86	276,931	$7.97

Schedule of Nonvested Share Activity [Table Text Block]
	Year ended December 31, 2013		Year ended December 31, 2012		Nine months ended December 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	832,479	$24.41	973,986	$20.90	835,703	$15.62
Granted	742,140	$30.16	185,705	$35.99	269,292	$35.70
Vested	(410,549)	$27.34	(322,912)	$21.64	(127,009)	$17.55
Forfeited	(188,117)	$29.80	(4,300)	$18.61	(4,000)	$18.61

Unvested, end of period	975,953	$26.55	832,479	$24.41	973,986	$20.90

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value [Table Text Block]
The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
	CDN$	CDN$

Stock options:
Outstanding	$1,337	$4,219
Exercisable	1,337	4,137
Exercised	2,667	2,398

Share units:
Outstanding	$24,960	$28,823
Exercisable	4,670	6,912
Exercised	18,041	15,135

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,		Nine months ended
	2013	2012	December 31, 2011

Research and development	$2,195	$2,251	$825
General and administrative	10,201	6,752	3,302
Sales and marketing	1,887	3,465	2,052

	$14,283	$12,468	$6,179